Venezuelan Operations (Details) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended										12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 30, 2013 VENEZUELA	Dec. 31, 2013 VENEZUELA USD ($) item	Dec. 31, 2013 VENEZUELA VEF	Dec. 31, 2012 VENEZUELA USD ($)	Dec. 31, 2012 VENEZUELA VEF	Dec. 31, 2011 VENEZUELA USD ($)	Dec. 31, 2011 VENEZUELA VEF	Feb. 08, 2013 VENEZUELA	Feb. 07, 2013 VENEZUELA	Jun. 30, 2010 SITME [Member] VENEZUELA	Dec. 31, 2013 SICAD [Member] VENEZUELA	Dec. 31, 2013 Promissory Notes [Member] USD ($)	Dec. 31, 2012 Promissory Notes [Member] USD ($)	Dec. 31, 2011 Promissory Notes [Member] USD ($)
Foreign Operations Disclosure [Line Items]
Foreign currency exchange rate	6.30										6.30	4.30	5.30	11.3
Foreign currency exchange rate, remeasurement											6.30
Currency exchange loss					$ 15,379										$ 4,553	$ 9,382	$ 3,899
Number of foreign exchange auction participated					2	2
Value of foreign exchange auction					1,500
Revenue from Venezuelan operations	415,932	349,570	278,639
Operating income from Venezuelan operations	43,939	45,164	31,789
Maximum monthly rental price				250
Revenues	4,033,310	3,797,394	3,657,649
Operating Income (Loss)	228,522	236,640	250,753
Promissory note					$ 1,955	41,000	$ 13,189	119,700	$ 5,535	50,000